Advisor | Harding Loevner Global Equity Portfolio
FUND SUMMARY Global Equity Portfolio
Investment Objective
The Global Equity Portfolio (the "Portfolio") seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Advisor Class of the Portfolio. There is no sales charge imposed on purchases of shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Advisor Harding Loevner Global Equity Portfolio Advisor Class
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Harding Loevner Global Equity Portfolio Advisor Class
Management Fees	[1]	0.95%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.35%
Total Annual Portfolio Operating Expenses	[1]	1.30%
Fee Waiver and/or Expense Reimbursement	[1][2]	(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.25%
[1]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 1.25% through December 31, 2012.

¡ Example
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class's operating expenses remain the same, except that the example assumes that the fee waiver and expense reimbursement agreement pertains only through December 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Harding Loevner Global Equity Portfolio Advisor Class	127	407	708	1,563

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in companies based in the U.S. and other developed markets, as well as in emerging and frontier markets. Harding Loevner LP ("Harding Loevner"), the Portfolio's investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to their intrinsic value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency and market capitalization. The Portfolio normally holds 35-75 investments across at least 15 countries. The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) the United States, Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies, which may include the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, "Depositary Receipts"), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stock, rights and warrants issued by companies that are based both inside and outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days' prior written notice.

The Portfolio may also invest in derivatives, including forward foreign currency exchange contracts and equity derivative securities such as participation notes; options on common stocks; and options, futures, and options on futures on foreign common stock indices. Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

¡	Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

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Currency Risk:  Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments. Because the Portfolio's net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio's holdings rise.

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Foreign Investment Risk:  Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer.

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Emerging and Frontier Market Risk:  Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

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Participation Notes Risk:  Participation notes are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

¡	Small- and Mid-Capitalization Risk: The securities of smaller and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.

Portfolio Performance

The bar chart below shows how the Portfolio's investment results have varied from year to year. The table that follows shows how the Portfolio's Advisor Class average annual total returns compare with a broad measure of market performance. Both assume that all dividends and distributions were reinvested in the Advisor Class of the Portfolio. Together, these provide an indication of the risks of investing in the Portfolio. How the Advisor Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Global Equity Portfolio - Advisor Class

The best calendar quarter return during the period shown above was 20.80% in the 2nd quarter of 2009; the worst was -21.42% in the 4th quarter of 2008. The year-to-date performance through September 30, 2011 was -13.19%.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Advisor Harding Loevner Global Equity Portfolio		1-Year	5-Year	10-Year
Advisor Class		15.29%	6.45%	4.44%
Advisor Class Return After Taxes on Distributions	[1]	15.02%	5.95%	4.16%
Advisor Class Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	9.95%	5.57%	3.88%
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)		12.67%	3.44%	3.20%
Lipper Global Fund Index		13.37%	3.47%	3.21%
[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.